BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 20 – BASIC AND DILUTED NET LOSS PER SHARE

A)	Basic

The calculation of basic loss per share is generally based on the loss attributable to ordinary shareholders, divided by the weighted average number of ordinary shares outstanding during the period including vested options with zero-exercise price.

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Loss attributable to ordinary shares	58,567	36,736	15,853	4,970
Weighted average number of shares used in loss per share calculation	6,403,108	6,404,719	6,442,805	6,442,805
Basic loss per share	9.12	5.76	2.46	0.77

B)	Diluted

Instruments that can potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share, as their impact was anti-dilutive:

	As of December 31,
	2023	2024	2025
Outstanding options at end of the year issued as part of share-based compensation	489,988	448,687	383,229